Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 02, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	May 02, 2023	Mar. 28, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Nov. 30, 2022	Jun. 03, 2022	Jun. 03, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents		$ 0			$ 0
Share price									$ 0.067	$ 0.067	$ 0.067	$ 0.067
Assets held in trust									$ 125,000	$ 125,000	$ 125,000	$ 87,541,322
Purchase price, per unit												$ 10.32
Effective income tax rate		21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits		$ 0			$ 0
Unrecognized tax benefits, income tax penalties and interest accrued		$ 0			$ 0
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Transferred In Extension Offering	1,200,000
Common Class A Subject to Redemption [Member]
Subsidiary, Sale of Stock [Line Items]
Anti-dilutive securities attributable to warrants (in shares)		16,543,700	14,994,800	14,994,800	16,543,700
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement warrants (in shares)												8,477,497
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share price		$ 0.067				$ 0.067	$ 0.067	$ 0.067	$ 0.067
Assets held in trust		$ 125,000				$ 125,000	$ 125,000	$ 125,000	$ 125,000
IPO and Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering and private placement		$ 104,300,000			$ 104,300,000
Share price		$ 10.10			$ 10.10
Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Additional amount placed in trust account	$ 1,500,000												$ 1,500,000
Class A common stock subject to possible redemption, share price	$ 0.15												$ 0.15
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit														$ 10.00
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary Equity Shares Outstanding One		10,326,000			10,326,000